Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal	$ (14,090,000)
State	(2,155,000)
Deferred
Federal		(399,000)
Total	(16,245,000)	(399,000)	0
Reconciliation of the expected income tax benefit computed using the federal statutory income tax rate to the Company's effective income tax rate
Income tax (benefit) computed at federal statutory tax rate	(13,419,000)	(13,421,000)	157,000
Permanent items	57,000	61,000	38,000
State taxes	(2,155,000)	(2,142,000)	33,000
Change in valuation allowance		16,144,000	(667,000)
Uncertain tax position	129,000	190,000
Research and development credits	(857,000)	(1,267,000)	(986,000)
Other		36,000	1,425,000
Total	(16,245,000)	(399,000)	0
Pre-tax income from discontinued operations	93,300,000
Income tax expense from discontinued operations	36,800,000
Income tax benefit generated from the loss from continuing operations	(16,245,000)	(399,000)
NOL carryforwards	37,500,000
Research and development credit carryforwards	5,000,000
Deferred tax assets:
Net operating loss carryforward	14,809,000	36,418,000
Deferred rent credit	514,000	339,000
Accrued compensation and non-qualified stock options	48,000	57,000
Deferred financing costs	35,000	(8,000)
Depreciation and amortization	98,000	(15,000)
Research and development credits	5,018,000	4,282,000
Other	9,000	8,000
Net deferred tax asset before valuation allowance	20,531,000	41,081,000
Valuation allowance	(20,531,000)	(41,081,000)
Net change in total valuation allowance due to the tax attributes utilized by discontinued operations	20,600,000
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at the beginning of the period	642,000
Gross increases related to prior-year tax positions		452,000
Gross increases related to current-year tax positions	110,000	190,000
Balance at the end of the period	$ 752,000	$ 642,000